Finance debt	12 Months Ended
Dec. 31, 2023
Finance debt [Abstract]
Finance debt
21 Finance debt

Non-current finance debt
Finance debt measured at amortised cost
Weighted average interest
rates in % 1)
Carrying amount in USD
millions at 31 December
Fair value in USD

millions at 31 December 2)
2023 2022 2023 2022 2023 2022
Unsecured bonds
United States Dollar (USD)
3.82 3.82 15,705 17,190 15,037 16,167
Euro (EUR)
1.51 1.42 6,633 7,465 6,177 6,782
Great Britain Pound (GBP)
6.08 6.08 1,747 1,652 2,013 1,836
Norwegian Kroner (NOK)
4.18 4.18 295 304 302 311
Total unsecured bonds
24,380 26,612 23,529 25,097
Unsecured loans
Brazilian real (BRL)
10.10 - 179 - 179 -
Japanese Yen (JPY)
4.30 4.30 71 76 83 90

Total unsecured loans
250 76 262 90
Total
24,630 26,688 23,791 25,187
Non-current finance debt due within one year
2,400 2,547 2,415 2,597
Non-current finance debt
22,230 24,141 21,376 22,590
Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do
not include the effect of swap agreements.
2)

Fair values are determined from external calculation models based on market observations from various sources, classified at
level 2 in the fair value hierarchy. For more information regarding fair value hierarchy, see note 28 Financial instruments and fair value measurement.
Unsecured bonds amounting to USD 15,705

million are denominated in USD and unsecured bonds denominated in other currencies amounting to USD 7,848

million are swapped into USD. One bond denominated in EUR amounting to USD
827

million is not
swapped. The table does not include the effects of agreements entered into to swap the various currencies into

USD. For further
information see note 28 Financial instruments and fair value measurement.
Substantially all unsecured bonds and unsecured bank loan agreements contain provisions restricting future pledging of assets to
secure borrowings without granting a similar secured status to the existing bondholders and lenders.
No

new bonds were issued in 2023.
Out of Equinor's total outstanding unsecured bond portfolio, 34 bond agreements contain provisions allowing Equinor to call the debt prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying
amount of these agreements is USD 24,076

million at the 31 December 2023 closing currency exchange rate.
For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 4 Financial risk and capital management.

Non-current finance debt maturity profile
At 31 December
(in USD million) 2023 2022
Year 2 and 3 4,683 4,794
Year 4 and 5 4,511 4,510
After 5 years 13,035 14,837
Total repayment of non-current finance debt 22,230 24,141
Weighted average maturity (years - including current portion) 9 9
Weighted average annual interest rate (% - including current portion) 3.41 3.29

Current finance debt
At 31 December
(in USD million) 2023 2022
Collateral liabilities 458 1,571
Non-current finance debt due within one year 2,400 2,547
Other including US Commercial paper programme

and bank overdraft
3,138 241
Total current finance debt 5,996 4,359
Weighted average interest rate (%) 3.77 2.22
Collateral liabilities and other current liabilities mainly relate to cash received as security for a portion of Equinor's credit exposure and
outstanding amounts on US Commercial paper (CP) programme. Issuance on the CP programme amounted to USD
1,895

million as
of

31 December 2023 and USD 227

million as of 31 December 2022.

Reconciliation of cash flows from financing activities

to finance line items in balance sheet

(in USD million)
Non-current
finance debt
Current
finance
debt
Financial
receivable
Collaterals 1)
Additional
paid in
capital 2)
Non-
controlling
interest
Dividend
payable
Lease
liabilities 3) Total
At 1 January 2023 24,140 4,359 (3,468) 3,041 1 2,808 3,667
Repayment of finance debt (2,818) (2,818)
Repayment of lease liabilities (1,422) (1,422)
Dividend paid (10,906) (10,906)
Share buy-back (5,589) (5,589)
Net current finance debt and other
finance activities 1,385 1,287 (69) (10) 2,593
Net cash flow from financing activities (2,818) 1,385 1,287 (5,658) (10) (10,906) (1,422) (18,142)
Transfer to current portion 147 (147)
Effect of exchange rate changes 321 44 (5) - (25)
Dividend declared 10,783
Debt in RIO Energy 437
New leases 1,379
Other changes 2 354 (1) 2,617 19 (36) (29)
Net other changes 907 251 (6) 2,617 19 10,747 1,325
At 31 December 2023 22,230 5,995 (2,185) - 10 2,649 3,570
(in USD million)
Non-current
finance debt
Current
finance
debt
Financial
receivable
Collaterals 1)
Additional
paid in
capital 2)
Non-
controlling
interest
Dividend
payable
Lease
liabilities 3) Total
At 1 January 2022 27,404 5,273 (1,577) 6,408 14 582 3,562
Repayment of finance debt (250) (250)
Repayment of lease liabilities (1,366) (1,366)
Dividend paid (5,380) (5,380)
Share buy-back (3,315) (3,315)
Net current finance debt and other
finance activities - (2,982) (2,038) (73) (8) (5,102)
Net cash flow from financing activities (250) (2,982) (2,038) (3,388) (8) (5,380) (1,366) (15,414)
Transfer to current portion (2,297) 2,297
Effect of exchange rate changes (710) (78) 145 (3) (149)
Dividend declared 7,549
New leases 1,644
Other changes (7) (151) 21 (2) 57 (24)

Net other changes (3,014) 2,068 145 21 (5) 7,606 1,471
At 31 December 2022 24,140 4,359 (3,468) 3,041 1 2,808 3,667
Financial receivable collaterals are included in Trade and other receivables in the Consolidated balance sheet. See note 18
Trade and other receivables for more information.
2)

Other changes in additional paid in capital have been moved to retained earnings.

3)

See note 25 Leases for more information.